Stockholders Equity (Details 3) - shares	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuances	1,926,610	1,717,936
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuances	772,830	858,436
Unrelated To Any Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuances	30,000	30,000
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total shares of common stock reserved for future issuances	1,075,000	829,500